Right-of-use assets	3 Months Ended
Nov. 30, 2022
Right-of-use assets

12. Right-of-use assets

A continuity of the Company’s right-of-use assets is as follows:

	2022	2021
	$	$

Balance, August 31,	11,115	557,022
Depreciation	(3,031)	(64,968)
Effect of foreign exchange	-	(1,472)
Balance, November 30,	8,084	490,582

Right of use assets consist primarily of leases for corporate office facilities and are amortized monthly over the term of the lease, or useful life, if shorter.